Key Management Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Key Management Transactions

26. KEY MANAGEMENT TRANSACTIONS

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	2020	2019
	$	$
Salaries, fees and benefits	1,510	1,227
Director’s fees	285	315
Shared-based payments	1,175	962
	2,970	2,504